Insurance business - Net Insurance Claims And Benefits Paid And Movement In Liabilities To Policyholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	$ 14,926	$ 9,807	$ 12,331
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	9,903	8,338	7,952
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,213	(255)	1,478
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	3,810	1,724	2,901
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	16,332	10,221	13,208
– claims, benefits and surrenders paid	6,604	6,809	5,929
– movement in liabilities	9,728	3,412	7,279
Gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	11,305	8,943	8,894
– claims, benefits and surrenders paid	3,783	3,852	2,883
– movement in liabilities	7,522	5,091	6,011
Gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	1,217	(446)	1,413
– claims, benefits and surrenders paid	900	1,088	1,044
– movement in liabilities	317	(1,534)	369
Gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	3,810	1,724	2,901
– claims, benefits and surrenders paid	1,921	1,869	2,002
– movement in liabilities	1,889	(145)	899
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(1,406)	(414)	(877)
– claims, benefits and surrenders paid	(428)	(492)	(520)
– movement in liabilities	(978)	78	(357)
Reinsurers’ share of gross insurance premium income | Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(1,402)	(605)	(942)
– claims, benefits and surrenders paid	(411)	(311)	(297)
– movement in liabilities	(991)	(294)	(645)
Reinsurers’ share of gross insurance premium income | Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	(4)	191	65
– claims, benefits and surrenders paid	(17)	(181)	(223)
– movement in liabilities	13	372	288
Reinsurers’ share of gross insurance premium income | Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance claims and benefits paid and movement in liabilities to policyholders	0	0	0
– claims, benefits and surrenders paid	0	0	0
– movement in liabilities	$ 0	$ 0	$ 0